SHARE CAPITAL DISCLOSURE: Schedule of changes in options (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of changes in options

	Year ended January 31, 2025		Year ended January 31, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	556,667	$0.75	573,333		$0.75
Options granted	1,200,000	$0.12	-	$	n/a
Options expired	(116,667)	$0.75	(16,666)		$0.75
Options outstanding, ending	1,640,000	$0.29	556,667		$0.75